SCHEDULE OF MATURITY LEASE LIABILITY (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
2024 – (Nine Months)	$ 303,478
2025	406,990
2026	140,163
2027	144,227
2028	60,809
Total	1,055,667
Less interest	(133,495)
Present value of future minimum lease payments	922,172	$ 1,002,483
Less current portion	(347,809)	(334,255)
Long term lease liability	$ 574,363	$ 668,228